Finance Expense	12 Months Ended
Dec. 31, 2021
Disclosure of finance expense [abstract]
Finance expense	FINANCE EXPENSE

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Interest expense – environmental rehabilitation	(8.6)	(10.7)	(11.7)
Unwinding of discount rate on silicosis settlement costs	(1.1)	(1.5)	(1.3)
Interest expense – lease liability	(24.1)	(22.4)	(18.6)
Interest expense – borrowings	(79.6)	(105.3)	(114.0)
Borrowing costs capitalised[1]	12.5	13.2	43.4
Total finance expense	(100.9)	(126.7)	(102.2)
[1]Borrowing costs capitalised of US$12.5 million (2020: US$13.2 million and 2019: US$43.4 million) comprise borrowing costs relating to general borrowings of US$12.5 million (2020: US$13.2 million and 2019: US$31.0 million) and specific borrowings of US$nil (2020: US$nil and 2019: US$12.4 million). The specific borrowings of US$12.4 million in 2019 related to the Gruyere project and were included in additions to property, plant and equipment of US$612.5 million (refer note 14).